UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Randall W. Merk
The Laudus Trust
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	73,810,830	69,263,380
0.1%	Rights	71,902	72,699
0.8%	Other Investment Company	583,129	583,129

99.6%	Total Investments	74,465,861	69,919,208
0.4%	Other Assets and Liabilities, Net		276,463

100.0%	Net Assets		70,195,671

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 8.5%

Food & Staples Retailing 2.3%
Wesfarmers Ltd.	68,184	1,629,692

Insurance 2.7%
QBE Insurance Group Ltd.	124,541	1,889,793

Telecommunication Services 3.5%
Telstra Corp., Ltd.	892,925	2,433,887

		5,953,372

France 15.7%

Banks 1.4%
Societe Generale	24,590	1,011,852

Capital Goods 2.5%
Compagnie de Saint-Gobain	47,104	1,755,307

Energy 3.4%
Total S.A.	52,832	2,358,356

Food & Staples Retailing 3.5%
Carrefour S.A.	61,206	2,427,888

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Sanofi-Aventis	19,694	1,186,115

Telecommunication Services 3.2%
France Telecom S.A.	131,172	2,275,166

		11,014,684

Germany 3.3%

Utilities 3.3%
RWE AG	34,983	2,289,143

Hong Kong 1.7%

Utilities 1.7%
Hongkong Electric Holdings Ltd.	194,500	1,158,498

Italy 1.5%

Banks 1.5%
Intesa Sanpaolo	393,874	1,037,343

Japan 23.1%

Automobiles & Components 2.8%
Toyota Motor Corp.	57,600	1,979,058

Food & Staples Retailing 3.3%
Seven & i Holdings Co., Ltd.	100,900	2,311,748

Household & Personal Products 3.8%
Kao Corp.	114,800	2,701,110

Insurance 2.8%
Tokio Marine Holdings, Inc.	73,700	1,937,561

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Takeda Pharmaceutical Co., Ltd.	69,400	2,980,913

Technology Hardware & Equipment 3.4%
CANON, Inc.	64,000	2,385,245

Telecommunication Services 2.8%
KDDI Corp.	410	1,954,339

		16,249,974

Netherlands 2.1%

Media 2.1%
Reed Elsevier N.V.	131,399	1,454,617

Singapore 6.4%

Banks 4.5%
Oversea-Chinese Banking Corp., Ltd.	238,221	1,500,104
United Overseas Bank Ltd.	119,200	1,658,294

		3,158,398

Telecommunication Services 1.9%
Singapore Telecommunications Ltd.	630,000	1,361,706

		4,520,104

Spain 6.7%

Banks 1.5%
Banco Santander S.A.	103,304	1,083,264

Telecommunication Services 2.9%
Telefonica S.A.	108,889	2,017,134

Utilities 2.3%
Iberdrola S.A.	288,856	1,623,532

		4,723,930

Switzerland 6.6%

Insurance 2.2%
Zurich Financial Services AG	7,038	1,551,271

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
Novartis AG - Reg’d	63,784	3,091,170

		4,642,441

Taiwan 2.8%

Semiconductors & Semiconductor Equipment 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,054,154	1,970,259

United Kingdom 20.3%

Energy 6.5%
BP plc	363,223	1,738,809
Royal Dutch Shell plc, Class A	111,870	2,812,148

		4,550,957

Food & Staples Retailing 0.5%
Tesco plc	67,497	380,779

Food, Beverage & Tobacco 4.3%
Unilever plc	113,217	3,026,518

Insurance 1.6%
Aviva plc	242,205	1,125,572

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
GlaxoSmithKline plc	168,484	2,861,003

Telecommunication Services 3.3%
Vodafone Group plc	1,118,270	2,304,186

		14,249,015

Total Common Stock
(Cost $73,810,830)		69,263,380

Rights 0.1% of net assets

Spain 0.1%
Iberdrola S.A. (a)*	311,258	72,699

Total Rights
(Cost $71,902)		72,699

Other Investment Company 0.8% of net assets

United States 0.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	583,129	583,129

Total Other Investment Company
(Cost $583,129)		583,129

End of Investments.

At 06/30/10, the tax basis cost of the fund’s investments was $75,748,860 and the unrealized appreciation and depreciation were $1,824,067 and ($7,653,719), respectively, with a net unrealized depreciation of ($5,829,652).

At 06/30/10, the values of certain foreign securities held by the fund aggregating $69,263,380 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt.
Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

2

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$69,263,380	$—	$69,263,380
Rights(a)
Spain	—	—	72,699	72,699
Other Investment Company	583,129	—	—	583,129

Total	$583,129	$69,263,380	$72,699	$69,919,208

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	March 31,	Discounts	Gain	Gains	Purchases	Transfers	June 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in/out	2010

Rights
Spain	$—	$—	$—	$797	$71,902	$—	$72,699

Total	$—	$—	$—	$797	$71,902	$—	$72,699

REG46277JUN10 - 00

 3

Laudus Trust
Laudus Mondrian Global Equity Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	5,020,180	3,763,452
0.1%	Rights	2,676	2,706
0.6%	Other Investment Company	23,880	23,880

99.5%	Total Investments	5,046,736	3,790,038
0.5%	Other Assets and Liabilities, Net		20,371

100.0%	Net Assets		3,810,409

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Australia 4.5%

Insurance 1.4%
QBE Insurance Group Ltd.	3,655	55,461

Materials 1.3%
Amcor Ltd.	9,273	49,422

Telecommunication Services 1.8%
Telstra Corp., Ltd.	24,896	67,860

		172,743

France 10.1%

Banks 1.5%
Societe Generale	1,427	58,720

Capital Goods 0.9%
Vinci S.A.	781	32,428

Energy 3.0%
Total S.A.	2,530	112,936

Food & Staples Retailing 2.4%
Carrefour S.A.	2,320	92,029

Telecommunication Services 2.3%
France Telecom S.A.	5,098	88,424

		384,537

Germany 3.7%

Telecommunication Services 1.9%
Deutsche Telekom AG - Reg’d	6,079	71,766

Utilities 1.8%
RWE AG	1,051	68,773

		140,539

Italy 1.0%

Banks 1.0%
UniCredit S.p.A.	17,493	38,695

Japan 8.5%

Food & Staples Retailing 1.6%
Seven & i Holdings Co., Ltd.	2,600	59,569

Insurance 1.4%
Tokio Marine Holdings, Inc.	2,100	55,209

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Astellas Pharma, Inc.	1,600	53,609
Takeda Pharmaceutical Co., Ltd.	1,300	55,839

		109,448

Technology Hardware & Equipment 2.0%
Canon, Inc.	2,100	78,266

Transportation 0.6%
West Japan Railway Co.	6	21,941

		324,433

Netherlands 2.4%

Diversified Financials 1.5%
ING Groep N.V. CVA *	7,488	55,415

Media 0.9%
Reed Elsevier N.V.	3,221	35,657

		91,072

Singapore 1.4%

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	24,000	51,886

Spain 3.7%

Telecommunication Services 2.0%
Telefonica S.A.	4,134	76,581

Utilities 1.7%
Iberdrola S.A.	11,585	65,114

		141,695

Switzerland 4.9%

Insurance 1.6%
Zurich Financial Services AG	277	61,054

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Novartis AG - Reg’d	2,552	123,678

		184,732

 1

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Taiwan 1.8%

Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,184	69,499

United Kingdom 14.3%

Consumer Services 0.9%
Compass Group plc	4,704	35,786

Energy 4.5%
BP plc	15,112	72,343
Royal Dutch Shell plc, Class A	3,972	99,847

		172,190

Food, Beverage & Tobacco 2.8%
Unilever plc	3,918	104,736

Insurance 0.6%
Aviva plc	4,511	20,964

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
GlaxoSmithKline plc	6,994	118,764

Telecommunication Services 2.4%
Vodafone Group plc	44,174	91,020

		543,460

United States 42.5%

Banks 1.2%
Wells Fargo & Co.	1,755	44,928

Capital Goods 3.8%
3M Co.	800	63,192
General Electric Co.	5,700	82,194

		145,386

Diversified Financials 1.5%
Bank of America Corp.	3,950	56,761

Energy 4.5%
Chevron Corp.	1,700	115,362
Southwestern Energy Co. *	1,400	54,096

		169,458

Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	1,600	76,912

Food, Beverage & Tobacco 4.7%
ConAgra Foods, Inc.	3,800	88,616
H.J. Heinz Co.	2,100	90,762

		179,378

Health Care Equipment & Services 2.9%
Baxter International, Inc.	1,400	56,896
WellPoint, Inc. *	1,100	53,823

		110,719

Materials 1.2%
Alcoa, Inc.	4,700	47,282

Media 1.3%
CBS Corp., Class B - Non Voting Shares	3,900	50,427

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Johnson & Johnson	1,700	100,402
Merck & Co., Inc.	3,900	136,383
Pfizer, Inc.	6,465	92,191

		328,976

Retailing 2.5%
Genuine Parts Co.	2,400	94,680

Software & Services 1.5%
Microsoft Corp.	2,500	57,525

Telecommunication Services 3.6%
AT&T, Inc.	2,900	70,151
Verizon Communications, Inc.	2,400	67,248

		137,399

Transportation 1.5%
United Parcel Service, Inc., Class B	1,000	56,890

Utilities 1.7%
Edison International	2,000	63,440

		1,620,161

Total Common Stock
(Cost $5,020,180)		3,763,452

Rights 0.1% of net assets

Spain 0.1%
Iberdrola S.A. (a)*	11,585	2,706

Total Rights
(Cost $2,676)		2,706

Other Investment Company 0.6% of net assets

United States 0.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	23,880	23,880

Total Other Investment Company
(Cost $23,880)		23,880

End of Investments.

At 06/30/10 the tax basis cost of the fund’s investments as $5,046,752 and the unrealized appreciation and depreciation were $31,617 and ($1,288,331), respectively, with a net unrealized depreciation of ($1,256,714).

At 06/30/10, the values of certain foreign securities held by the fund aggregating $2,143,291 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt.
CVA —	Dutch Certificate.
Reg’d —	Registered

2

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$2,143,291	$—	$2,143,291
United States(a)	1,620,161	—	—	1,620,161
Other Financial Instruments
Rights	—	—	2,706	2,706
Other Investment Company	23,880	—	—	23,880

Total	$1,644,041	$2,143,291	$2,706	$3,790,038

(a)	As categorized in Portfolio Holdings.

 3

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued		Change in	Net	Net	as of
	March 31,	Discounts	Realized	Unrealized	Purchases	Transfers	June 30,
Investments in Securities	2010	(Premiums)	Gain (Loss)	Gain (Loss)	(Sales)	in/out	2010

Rights
Spain	$—	$—	$—	$30	$2,676	$—	$2,706

Total	$—	$—	$—	$30	$2,676	$—	$2,706

REG46278JUN10 - 00

4

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

94.2%		Common Stock	100,587,289	103,664,347
3.5%		Preferred Stock	3,111,633	3,792,340
2.6%		Other Investment Company	2,913,755	2,913,755

100.3%		Total Investments	106,612,677	110,370,442
(0	.3)%	Other Assets and Liabilities, Net		(301,664)

100.0%		Net Assets		110,068,778

	Number	Value
Security	of Shares	($)

Common Stock 94.2% of net assets

Bermuda 0.2%

Banks 0.2%
Credicorp Ltd.	2,700	245,403

Brazil 11.4%

Materials 2.3%
Vale S.A. ADR	124,300	2,612,786

Software & Services 3.6%
Redecard S.A.	279,400	3,947,202

Transportation 2.8%
Companhia de Concessoes Rodoviarias	147,900	3,062,882

Utilities 2.7%
CPFL Energia S.A. ADR	44,100	2,952,495

		12,575,365

Chile 3.2%

Utilities 3.2%
Enersis S.A. ADR	175,500	3,494,205

China 22.9%

Banks 7.8%
China Construction Bank Corp., Class H	5,773,000	4,647,339
Industrial & Commercial Bank of China Ltd., Class H	5,417,000	3,937,372

		8,584,711

Capital Goods 2.8%
Beijing Enterprises Holdings Ltd.	466,500	3,028,378

Food, Beverage & Tobacco 2.0%
China Yurun Food Group Ltd.	707,000	2,223,298

Household & Personal Products 1.9%
Hengan International Group Co., Ltd.	263,500	2,133,675

Telecommunication Services 3.1%
China Mobile Ltd.	344,500	3,423,587

Transportation 3.5%
China Merchants Holdings International Co., Ltd.	622,000	2,053,378
China Shipping Development Co., Ltd., Class H	1,396,000	1,755,835

		3,809,213

Utilities 1.8%
China Resources Power Holdings Co., Ltd.	888,000	2,012,689

		25,215,551

Columbia 2.8%

Banks 2.8%
Bancolombia S.A. ADR	60,400	3,027,852

Czech Republic 2.6%

Banks 0.9%
Komercni Banka A/S	6,013	962,757

Utilities 1.7%
CEZ A/S	47,131	1,918,327

		2,881,084

India 5.4%

Banks 2.8%
Axis Bank Ltd.	114,784	3,034,841

Diversified Financials 2.6%
Rural Electrification Corp., Ltd.	450,371	2,922,509

		5,957,350

Indonesia 2.9%

Utilities 2.9%
PT Perusahaan Gas Negara	7,447,500	3,157,146

Kazahkstan 1.7%

Energy 1.7%
KazMunaiGas Exploration Production GDR	101,505	1,887,993

Malaysia 2.3%

Telecommunication Services 2.3%
Maxis Berhad	1,577,100	2,569,573

 1

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Philippines 2.4%

Telecommunication Services 2.4%
Philippine Long Distance Telephone Co. ADR	52,500	2,675,925

Republic of Korea 5.2%

Banks 1.7%
KB Financial Group, Inc.	43,721	1,675,859
KB Financial Group, Inc. ADR	6,250	236,812

		1,912,671

Food, Beverage & Tobacco 3.5%
KT&G Corp.	78,163	3,842,561

		5,755,232

Russia 3.7%

Energy 3.7%
Gazprom ADR	94,597	1,779,370
LUKOIL ADR	44,200	2,276,300

		4,055,670

South Africa 7.0%

Diversified Financials 2.0%
African Bank Investments Ltd.	564,013	2,213,566

Energy 2.9%
Sasol	88,102	3,129,881

Food, Beverage & Tobacco 2.1%
Tiger Brands Ltd.	103,760	2,294,434

		7,637,881

Taiwan 11.8%

Semiconductors & Semiconductor Equipment 6.5%
MediaTek, Inc.	186,550	2,603,822
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,401,719	4,488,915

		7,092,737

Technology Hardware & Equipment 2.2%
Asustek Computer, Inc.	271,061	1,996,663
Pegatron Corp. *	456,563	426,987

		2,423,650

Telecommunication Services 3.1%
Chunghwa Telecom Co., Ltd. ADR	173,502	3,416,255

		12,932,642

Thailand 2.6%

Energy 2.6%
PTT PCL	374,900	2,847,342

Turkey 6.1%

Banks 1.9%
Turkiye Garanti Bankasi A/S	511,909	2,130,376

Energy 2.6%
Tupras-Turkiye Petrol Rafinerileri A/S	156,573	2,840,135

Telecommunication Services 1.6%
Turkcell Iletisim Hizmetleri A/S	342,727	1,777,622

		6,748,133

Total Common Stock
(Cost $100,587,289)		103,664,347

Preferred Stock 3.5% of net assets

Brazil 2.6%

Banks 2.6%
Itausa - Investimentos Itau S.A.	480,806	2,853,147

Republic of Korea 0.9%

Automobiles & Components 0.9%
Hyundai Motor Co.	22,268	939,193

Total Preferred Stock
(Cost $3,111,633)		3,792,340

Other Investment Company 2.6% of net assets

United States 2.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,913,755	2,913,755

Total Other Investment Company
(Cost $2,913,755)		2,913,755

End of Investments.

At 06/30/10, the tax basis cost of the fund’s investments was $109,179,473 and the unrealized appreciation and depreciation were $4,929,754 and ($3,738,785) respectively, with a net unrealized appreciation of $1,190,969.

At 06/30/10, the values of certain foreign securities held by the fund aggregating $69,713,731 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt.
GDR —	Global Depositary Receipt

2

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$54,166,718	$—	$54,166,718
Bermuda(a)	245,403	—	—	245,403
Brazil(a)	12,575,365	—	—	12,575,365
Chile(a)	3,494,205	—	—	3,494,205
Columbia(a)	3,027,852	—	—	3,027,852
Kazakhstan(a)	1,887,993	—	—	1,887,993
Philippines(a)	2,675,925	—	—	2,675,925
Republic of Korea(a)	—	3,842,561	—	3,842,561
Banks	236,812	1,675,859	—	1,912,671
Russia(a)	4,055,670	—	—	4,055,670
Taiwan(a)	3,416,255	7,092,737	—	10,508,992
Technology Hardware & Equipment	426,987	1,996,663	—	2,423,650
Thailand(a)	2,847,342	—	—	2,847,342
Preferred Stock
Brazil(a)	2,853,147	—	—	2,853,147
Republic of Korea(a)	—	939,193	—	939,193
Other Investment Company	2,913,755	—	—	2,913,755

Total	$40,656,711	$69,713,731	$—	$110,370,442

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46275JUN10 - 00

4

Laudus Trust
Laudus Mondrian International Fixed Income Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

54.6%	Government Bonds	144,131,414	135,423,124
13.8%	Government Agency Obligations	31,951,420	34,249,671
8.8%	Corporate Bonds	23,375,291	21,822,833
3.4%	Securitized	7,642,770	8,307,304
17.3%	Supranational	40,408,215	42,905,557
0.1%	Other Investment Company	271,785	271,785

98.0%	Total Investments	247,780,895	242,980,274
2.0%	Other Assets and Liabilities, Net		4,935,294

100.0%	Net Assets		247,915,568

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 54.6% of net assets

Australia 9.4%
Australia Government Bond
6.50%, 05/15/13 (AUD)	1,600,000	1,421,191
6.00%, 02/15/17 (AUD)	2,700,000	2,412,587
5.25%, 03/15/19 (AUD)	9,000,000	7,688,880
5.75%, 05/15/21 (AUD)	13,400,000	11,841,608

		23,364,266

Austria 1.0%
Austria Government Bond
6.25%, 07/15/27 (EUR)	1,500,000	2,439,739

Belgium 2.1%
Belgium Government Bond
4.25%, 09/28/13 (EUR)	3,900,000	5,160,253

Finland 0.8%
Finland Government Bond
5.38%, 07/04/13 (EUR)	1,500,000	2,070,738

France 4.6%
France Government Bond OAT
4.00%, 04/25/14 (EUR)	4,800,000	6,407,899
5.75%, 10/25/32 (EUR)	3,000,000	4,846,329

		11,254,228

Germany 3.4%
Bundesrepublik Deutschland
3.75%, 01/04/17 (EUR)	730,000	989,984
4.25%, 07/04/18 (EUR)	5,300,000	7,397,745

		8,387,729

Greece 1.4%
Hellenic Republic Government Bond
4.50%, 05/20/14 (EUR)	1,900,000	1,844,280
4.60%, 07/20/18 (EUR)	2,000,000	1,686,554

		3,530,834

Ireland 4.2%
Ireland Government Bond
4.00%, 01/15/14 (EUR)	1,900,000	2,330,608
4.50%, 10/18/18 (EUR)	7,000,000	8,179,030

		10,509,638

Italy 9.9%
Italy Government International Bond
4.75%, 02/01/13 (EUR)	3,700,000	4,787,406
4.25%, 08/01/14 (EUR)	7,500,000	9,689,372
4.00%, 02/01/37 (EUR)	5,900,000	6,315,840
Republic of Italy
5.50%, 12/15/14 (JPY)	275,000,000	3,630,498

		24,423,116

Japan 5.2%
Japan Government Ten Year Bond
1.10%, 09/20/12 (JPY)	420,000,000	4,849,213
0.90%, 06/20/13 (JPY)	70,000,000	808,921
1.60%, 09/20/13 (JPY)	550,000,000	6,504,618
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	65,000,000	807,590

		12,970,342

Netherlands 2.2%
Netherlands Government Bond
4.25%, 07/15/13 (EUR)	4,100,000	5,491,879

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Poland 3.8%
Poland Government Bond
5.25%, 04/25/13 (PLN)	2,600,000	772,751
5.00%, 10/24/13 (PLN)	3,300,000	968,631
6.25%, 10/24/15 (PLN)	5,800,000	1,766,159
5.50%, 10/25/19 (PLN)	3,700,000	1,065,095
5.75%, 09/23/22 (PLN)	16,300,000	4,717,628

		9,290,264

Slovenia 3.9%
Slovenia Government Bond
4.38%, 02/06/19 (EUR)	7,600,000	9,748,024

Spain 2.7%
Spain Government Bond
4.40%, 01/31/15 (EUR)	2,500,000	3,156,634
4.00%, 04/30/20 (EUR)	3,100,000	3,625,440

		6,782,074

Total Government Bonds
(Cost $144,131,414)		135,423,124

Government Agency Obligations 13.8% of net assets

Germany 3.0%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	400,000,000	4,580,499
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY)	250,000,000	2,980,241

		7,560,740

Japan 4.9%
Development Bank of Japan
1.75%, 03/17/17 (JPY)	550,000,000	6,671,314
Japan Finance Org. for Municipal Enterprises
1.55%, 02/21/12 (JPY)	350,000,000	4,039,736
1.35%, 11/26/13 (JPY)	120,000,000	1,408,486

		12,119,536

Netherlands 1.0%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	200,000,000	2,366,879

Spain 4.9%
Instituto de Credito Oficial
1.50%, 09/20/12 (JPY)	1,100,000,000	12,202,516

Total Government Agency Obligations
(Cost $31,951,420)		34,249,671

Corporate Bonds 8.8% of net assets

Netherlands 0.3%
ING Bank N.V.
6.13%, 05/29/18 (EUR) (a)(b)	490,000	615,051

Norway 4.7%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,000,000,000	11,671,809

United Kingdom 3.7%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	689,918
Lloyds TSB Bank plc
5.38%, 09/03/19 (EUR)	1,000,000	1,211,443
5.63%, 03/05/13 (EUR) (a)(b)	1,200,000	1,426,041
Royal Bank of Scotland plc
5.38%, 09/30/19 (EUR)	1,830,000	2,185,661
SL Finance plc
6.38%, 07/12/10 (EUR) (a)(b)	2,200,000	2,488,499
Standard Chartered Bank
5.88%, 09/26/17 (EUR)	900,000	1,191,884

		9,193,446

United States 0.1%
Zurich Finance (USA), Inc.
4.50%, 06/15/15 (EUR) (a)(b)	280,000	342,527

Total Corporate Bonds
(Cost $23,375,291)		21,822,833

Securitized 3.4% of net assets

France 3.0%
Dexia Municipal Agency
1.55%, 10/31/13 (JPY)	640,000,000	7,302,117

Ireland 0.4%
Depfa ACS Bank
1.65%, 12/20/16 (JPY)	110,000,000	1,005,187

Total Securitized
(Cost $7,642,770)		8,307,304

Supranational 17.3% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	950,000,000	11,738,783
European Investment Bank
1.40%, 06/20/17 (JPY)	350,000,000	4,118,287
1.90%, 01/26/26 (JPY)	500,000,000	5,790,041
Inter-American Development Bank
6.00%, 05/25/16 (AUD)	13,000,000	11,101,958

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	850,000,000	10,156,488

Total Supranational
(Cost $40,408,215)		42,905,557

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

United States 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class (USD)	271,785	271,785

Total Other Investment Company
(Cost $271,785)		271,785

End of Investments.

At 06/30/10 the tax basis cost of the fund’s investments was $247,872,002, and the unrealized appreciation and depreciation were $7,661,522 and ($12,553,250), respectively, with a net depreciation of ($4,891,728).

(a)	Variable-rate security.
(b)	Callable security.

AUD —	Australian Dollar
EUR —	euro Currency
JPY —	Japanese Yen
PLN —	Polish Zloty
USD —	U.S. Dollar

In addition to the above, the fund held the following at 06/30/10:

		Amount of		Amount of
	Currency to be	Currency to be	Currency to be	Currency to be	Unrealized
Expiration Date	Received	Received	Delivered	Delivered	Gains / Losses

Forward Foreign Currency Contracts

07/30/2010	GBP	24,118,000	EUR	27,762,941	2,079,428
07/30/2010	EUR	2,555,004	GBP	2,162,500	(106,113)

Net unrealized gains on Forward Foreign Currency Contracts					1,973,315

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds(a)	$—	$135,423,124	$—	$135,423,124
Government Agency Obligations(a)	—	34,249,671	—	34,249,671
Corporate Bonds(a)	—	21,822,833	—	21,822,833
Securitized(a)	—	8,307,304	—	8,307,304
Supranational	—	42,905,557	—	42,905,557
Other Investment Company	271,785	—	—	271,785

Total	$271,785	$242,708,489	$—	$242,980,274

Other Financial Instruments*
Forward Foreign Currency Contracts	$2,079,428	$—	$—	$2,079,428

Liabilities Valuation Input

Other Financial Instruments*
Forward Foreign Currency Contracts	$(106,113)	$—	$—	$(106,113)

*	Forward Foreign Currency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

Laudus Mondrian International Fixed Income Fund entered into forward foreign currency exchange contracts during the period ended June 30, 2010. The fund invests in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and is subject to a foreign currency exchange rate risk.

REG46276JUN10 - 00

Laudus Trust
Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.5%	Common Stock	250,887,115	250,711,654
4.2%	Other Investment Companies	11,453,958	11,081,602

99.7%	Total Investments	262,341,073	261,793,256
0.3%	Other Assets and Liabilities, Net		804,890

100.0%	Net Assets		262,598,146

	Number	Value
Security	of Shares	($)

Common Stock 95.5% of net assets

Capital Goods 7.1%
Illinois Tool Works, Inc.	113,800	4,697,664
Parker Hannifin Corp.	52,600	2,917,196
Rockwell Automation, Inc.	38,300	1,880,147
Roper Industries, Inc.	47,500	2,658,100
United Technologies Corp.	99,200	6,439,072

		18,592,179

Commercial & Professional Supplies 1.4%
Verisk Analytics, Inc., Class A *	121,000	3,617,900

Consumer Durables & Apparel 1.0%
NIKE, Inc., Class B	38,000	2,566,900

Consumer Services 6.5%
Apollo Group, Inc., Class A *	47,200	2,004,584
International Game Technology	348,200	5,466,740
McDonald’s Corp.	145,500	9,584,085

		17,055,409

Diversified Financials 6.0%
BlackRock, Inc.	25,300	3,628,020
CME Group, Inc.	14,400	4,054,320
Intercontinentalexchange Inc *	38,200	4,317,746
The Goldman Sachs Group, Inc.	28,400	3,728,068

		15,728,154

Energy 5.9%
Baker Hughes, Inc.	57,800	2,402,746
Concho Resources, Inc. *	33,500	1,853,555
EOG Resources, Inc.	24,600	2,419,902
Occidental Petroleum Corp.	34,200	2,638,530
Southwestern Energy Co. *	127,600	4,930,464
Suncor Energy, Inc.	47,200	1,389,568

		15,634,765

Food, Beverage & Tobacco 3.8%
General Mills, Inc.	107,000	3,800,640
Kellogg Co.	121,000	6,086,300

		9,886,940

Health Care Equipment & Services 9.1%
Covidien plc	180,500	7,252,490
Express Scripts, Inc. *	147,000	6,911,940
Medco Health Solutions, Inc. *	102,100	5,623,668
Zimmer Holdings, Inc. *	75,700	4,091,585

		23,879,683

Household & Personal Products 1.6%
Colgate-Palmolive Co.	52,200	4,111,272

Materials 4.2%
Praxair, Inc.	71,900	5,463,681
The Sherwin-Williams Co.	80,100	5,542,119

		11,005,800

Media 2.1%
Comcast Corp., Class A	126,200	2,192,094
Discovery Communications, Inc., Class A *	93,400	3,335,314

		5,527,408

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Allergan, Inc.	161,200	9,391,512
Amgen, Inc. *	75,900	3,992,340

		13,383,852

Retailing 6.6%
Amazon.com, Inc. *	85,500	9,341,730
CarMax, Inc. *	68,900	1,371,110
Lowe’s Cos., Inc.	104,900	2,142,058
Priceline.com, Inc. *	24,900	4,395,846

		17,250,744

Software & Services 13.0%
Google, Inc., Class A *	24,600	10,945,770
MasterCard, Inc., Class A	39,200	7,821,576
Oracle Corp.	296,800	6,369,328
Red Hat, Inc. *	74,800	2,164,712
Visa, Inc., Class A	97,500	6,898,125

		34,199,511

 1

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 17.3%
Apple, Inc. *	76,500	19,242,045
Cisco Systems, Inc. *	421,300	8,977,903
EMC Corp. *	220,500	4,035,150
Juniper Networks, Inc. *	108,400	2,473,688
QUALCOMM, Inc.	248,000	8,144,320
Teradata Corp. *	84,900	2,587,752

		45,460,858

Telecommunication Services 2.5%
Crown Castle International Corp. *	180,200	6,714,252

Transportation 2.3%
Union Pacific Corp.	87,700	6,096,027

Total Common Stock
(Cost $250,887,115)		250,711,654

Other Investment Companies 4.2% of net assets

iShares Russell 1000 Growth Index Fund	83,000	3,804,720
State Street Institutional Liquid Reserves Fund - Institutional Class	7,276,882	7,276,882

Total Other Investment Companies
(Cost $11,453,958)		11,081,602

End of Investments.

At 06/30/10, the tax basis cost of the fund’s investments was $265,435,439 and the unrealized appreciation and depreciation were $10,450,059 and ($14,092,242), respectively, with a net unrealized depreciation of ($3,642,183).

*	Non-income producing security.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

2

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$250,711,654	$—	$—	$250,711,654
Other Investment Companies	11,081,602	—	—	11,081,602

Total	$261,793,256	$—	$—	$261,793,256

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG54593JUN10 - 00

 3

Laudus Trust
Laudus Rosenberg U.S. Large Capitalization Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

100.3%		Other Investment Company	54,504,115	54,504,115

100.3%		Total Investments	54,504,115	54,504,115
(0	.3)%	Other Assets and Liabilities, Net		(188,121)

100.0%		Net Assets		54,315,994

	Number	Value
Security	of Shares	($)

Other Investment Company 100.3% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	54,504,115	54,504,115

Total Other Investment Company
(Cost $54,504,115)		54,504,115

End of Investments.

At 06/30/10, the tax basis cost of the fund’s investments was $54,509,560 and the unrealized appreciation and depreciation were $0 and ($5,445), respectively, with a net unrealized depreciation of ($5,445).

At a meeting held on April 28, 2010, the Board of Trustees of the Trust approved the liquidation of the fund. The Fund redeemed all of its outstanding shares on July 30, 2010.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

 1

 Laudus Rosenberg U.S. Large Capitalization Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Company	$54,504,115	$—	$—	$54,504,115

Total	$54,504,115	$—	$—	$54,504,115

*	The fund had no Other Financial Instruments.

REG46268JUN10 - 00

2

Laudus Trust
Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

102.6%		Other Investment Company	64,465,526	64,465,526

102.6%		Total Investments	64,465,526	64,465,526
(2	.6)%	Other Assets and Liabilities, Net		(1,642,967)

100.0%		Net Assets		62,822,559

	Number	Value
Security	of Shares	($)

Other Investment Company 102.6% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	64,465,526	64,465,526

Total Other Investment Company
(Cost $64,465,526)		64,465,526

End of Investments.

At 06/30/10, the tax basis cost of the fund’s investments was $64,550,181 and the unrealized appreciation and depreciation were $0 and ($84,655), respectively, with a net unrealized depreciation of ($84,655).

At a meeting held on April 28, 2010, the Board of Trustees of the Trust approved the liquidation of the fund. The Fund redeemed all of its outstanding shares on July 30, 2010.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

 1

 Laudus Rosenberg U.S. Discovery Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Company	$64,465,526	$—	$—	$64,465,526

Total	$64,465,526	$—	$—	$64,465,526

*	The fund had no Other Financial Instruments.

REG46269JUN10 - 00

2

Laudus Trust
Laudus Rosenberg International Discovery Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

101.4%		Other Investment Company	39,628,521	39,628,521

101.4%		Total Investments	39,628,521	39,628,521
(1	.4)%	Other Assets and Liabilities, Net		(538,640)

100.0%		Net Assets		39,089,881

	Number	Value
Security	of Shares	($)

Other Investment Company 101.4% of net assets

United States 101.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	39,628,521	39,628,521

Total Other Investment Company
(Cost $39,628,521)		39,628,521

End of Investments.

At 06/30/10, the tax basis cost of the fund’s investments was $39,628,521 and the unrealized appreciation and depreciation were $0 and ($0), respectively.

At a meeting held on April 28, 2010, the Board of Trustees of the Trust approved the liquidation of the fund. The Fund redeemed all of its outstanding shares on July 30, 2010.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

 1

 Laudus Rosenberg International Discovery Fund

Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Company	$39,628,521	$—	$—	$39,628,521

Total	$39,628,521	$—	$—	$39,628,521

*	The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	March 31,	Discounts	Gain	Gains	Purchases	Transfers	June 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in/out	2010

Common Stock
Hong Kong	$1,013,685	$—	$272,236	$(296,898)	$(989,023)	$—	$—
Japan	1,187,498	—	—	33,599	(1,221,097)	—	—

Total	$2,201,183	$—	$272,236	$(263,299)	$(2,210,120)	$—	$—

REG46274JUN10 - 00

2

Laudus Trust
Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings As of June 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

	—%	Common Stock	41,363	23,073
110.0%		Other Investment Company	119,506,229	119,506,229

110.0%		Total Investments	119,547,592	119,529,302
(10	.0)%	Other Assets and Liabilities, Net		(10,893,423)

100.0%		Net Assets		108,635,879

	Number	Value
Security	of Shares	($)

Common Stock 0.0% of net assets

Japan 0.0%

Media 0.0%
RKB Mainichi Broadcasting Corp.	3,000	23,073

Malaysia 0.0%

Real Estate 0.0%
Rekapacific Berhad (a)(b)*	24,000	—

Total Common Stock
(Cost $41,363)		23,073

Other Investment Company 110.0% of net assets

United States 110.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	119,506,229	119,506,229

Total Other Investment Company
(Cost $119,506,229)		119,506,229

End of Investments.

At 06/30/10, the tax basis cost of the fund’s investments was $119,547,595 and the unrealized appreciation and depreciation were $10,181 and ($28,474), respectively, with a net unrealized depreciation of ($18,293).

At a meeting held on April 28, 2010, the Board of Trustees of the Trust approved the liquidation of the fund. The Fund redeemed all of its outstanding shares on July 30, 2010.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

 1

 Laudus Rosenberg International Small Capitalization Fund

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$23,073	$—	$—	$23,073
Other Investment Company	119,506,229	—	—	119,506,229

Total	$119,529,302	$—	$—	$119,529,302

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued		Change in	Net	Net	as of
	March 31,	Discounts	Realized	Unrealized	Purchases	Transfers	June 30,
Investments in Securities	2010	(Premiums)	Gain (Loss)	Gain (Loss)	(Sales)	in/out	2010

Rights
Republic of Korea	$31,957	$—	$19,606	$(31,957)	$(19,606)	$—	$—

Total	$31,957	$—	$19,606	$(31,957)	$(19,606)	$—	$—

REG46272JUN10 - 00

2

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Laudus Trust

By:	/s/ Randall W. Merk

Randall W. Merk President, Chief Executive Officer

Date:	August 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk

Randall W. Merk President, Chief Executive Officer

Date:	August 24, 2010

By:	/s/ George Pereira

George Pereira Treasurer, Principal Financial Officer

Date:	August 24, 2010